Note 2 - Allowance For Credit Losses: Allowance for Credit Losses on Financing Receivables (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Loans and Leases Receivable, Allowance, Beginning Balance	$ 66,327,674	$ 53,000,000
Provision for Loan, Lease, and Other Losses	6,593,962	18,140,668
Financing Receivable, Allowance for Credit Loss, Writeoff	(15,029,442)	(19,048,499)
Financing Receivable, Allowance for Credit Loss, Recovery	5,456,303	4,724,230
Loans and Leases Receivable, Allowance, EndingBalance	63,348,497	58,974,560
Impact of adopting ASC 326	0	2,158,161
Financing Receivable, Collectively Evaluated for Impairment	894,857,186	$ 834,292,994
Live Checks
Loans and Leases Receivable, Allowance, Beginning Balance	10,765,000
Provision for Loan, Lease, and Other Losses	928,000
Financing Receivable, Allowance for Credit Loss, Writeoff	(2,847,000)
Financing Receivable, Allowance for Credit Loss, Recovery	862,000
Loans and Leases Receivable, Allowance, EndingBalance	9,708,000
Premier Loans
Loans and Leases Receivable, Allowance, Beginning Balance	5,838,000
Provision for Loan, Lease, and Other Losses	728,000
Financing Receivable, Allowance for Credit Loss, Writeoff	(960,000)
Financing Receivable, Allowance for Credit Loss, Recovery	172,000
Loans and Leases Receivable, Allowance, EndingBalance	5,778,000
Other Consumer Loans
Loans and Leases Receivable, Allowance, Beginning Balance	43,833,000
Provision for Loan, Lease, and Other Losses	4,052,000
Financing Receivable, Allowance for Credit Loss, Writeoff	(9,649,000)
Financing Receivable, Allowance for Credit Loss, Recovery	4,053,000
Loans and Leases Receivable, Allowance, EndingBalance	42,289,000
Real Estate Loans
Loans and Leases Receivable, Allowance, Beginning Balance	267,000
Provision for Loan, Lease, and Other Losses	(4,000)
Financing Receivable, Allowance for Credit Loss, Writeoff	(2,000)
Financing Receivable, Allowance for Credit Loss, Recovery	0
Loans and Leases Receivable, Allowance, EndingBalance	261,000
Sales Finance Contracts
Loans and Leases Receivable, Allowance, Beginning Balance	5,625,000
Provision for Loan, Lease, and Other Losses	890,000
Financing Receivable, Allowance for Credit Loss, Writeoff	(1,572,000)
Financing Receivable, Allowance for Credit Loss, Recovery	369,000
Loans and Leases Receivable, Allowance, EndingBalance	5,312,000
Total
Loans and Leases Receivable, Allowance, Beginning Balance	66,328,000
Provision for Loan, Lease, and Other Losses	6,594,000
Financing Receivable, Allowance for Credit Loss, Writeoff	(15,030,000)
Financing Receivable, Allowance for Credit Loss, Recovery	5,456,000
Loans and Leases Receivable, Allowance, EndingBalance	$ 63,348,000